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Metropolitan Life Insurance Company
200 Park Avenue
New York, NY  10166

                                             May 4, 2005

VIA EDGAR
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Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

          Re:  Metropolitan Life Insurance Company and
               The New England Variable Account
               File No. 333-11131 - (Zenith Accumulator)
               Rule 497(j) Certification
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Commissioners:

     On behalf of Metropolitan Life Insurance Company (the "Company") and The New England Variable Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplements and Statement of Additional Information ("SAI") dated May 1, 2005 to the Prospectus dated April 30, 1999 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Supplements and SAI to the Prospectus contained in Post-Effective Amendment No. 12 for the Account filed electronically with the Commission on April 27, 2005.

     If you have any questions, please contact me at (617) 578-3514.

                                             Sincerely,

                                             /s/Michele H. Abate
                                             Michele H. Abate
                                             Assistant General Counsel